Long-Term Debt (Schedule Of Maturities Of Long-Term Debt Exclusive Of Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 69,522
2013	69,546
2014	178,165
2015	122,967
2016	849,221
Thereafter	2,206,293
Total	$ 3,495,714